ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
17.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Accrued expenses	4,954	3,750	596
Salary and welfare payable	2,984	3,189	507
Business and other taxes payable	13,782	17,527	2,785
Unrecognized tax positions (note 22)	24,455	28,929	4,596
Other accruals	3,760	5,702	906

	49,935	59,097	9,390